PROVISIONS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2023
PROVISIONS AND CONTINGENT LIABILITIES
PROVISIONS AND CONTINGENT LIABILITIES

NOTE 21. PROVISIONS AND CONTINGENT LIABILITIES

21.1. Provisions

The following tables show the detail of the provisions at December 31, 2023 and 2022:

As of December 31, 2023

	Judicial	Administrative	Financial	Loan	Onerous
	proceedings	proceedings(1)	guarantees(2)	commitments	contracts(3)	Total
In millions of COP
Balance at January 1, 2023	47,577	84,997	16,501	265,405	2,762	417,242
Net provisions recognized during the period	19,427	11,248	(14,139)	4,394	538	21,468
Provisions used during the period	(10,666)	(3,865)	-	-	-	(14,531)
Translation adjustment	(1,395)	-	(124)	(17,418)	-	(18,937)
Effect of discounted cash flows	(4,131)	-	-	-	-	(4,131)
Final balance at December 31, 2023	50,812	92,380	2,238	252,381	3,300	401,111
(1)	Mainly includes environmental remediation of the Santa Elena property, see Note 21.2. Contingent Liabilities; Judicial Proceesing current and proceedings in administrative litigation regarding the discussion of the difference in income tax criteria according to the applicable tax law for COP 14,920.
(2)	The balance corresponds mainly to financial guarantees in Bancolombia S.A. and its decrease is due to the cancellation of operations
(3)	Onerous contracts corresponds to Renting Colombia S.A.S.

As of December 31, 2022

	Judicial	Administrative	Financial	Loan	Onerous
	proceedings	proceedings(1)	guarantees(2)	commitments	contracts(3)	Total
In millions of COP
Balance at January 1, 2022	35,815	15,340	31,111	204,655	1,096	288,017
Net provisions recognized during the period	18,958	92,739	(14,716)	48,727	1,666	147,374
Provisions used during the period	(8,863)	(23,082)	-	-	-	(31,945)
Translation adjustment	(1,733)	-	106	12,023	-	10,396
Effect of discounted cash flows	3,400	-	-	-	-	3,400
Final balance at December 31, 2022	47,577	84,997	16,501	265,405	2,762	417,242
(1)	Mainly includes environmental remediation of the Santa Elena property, see Note 21.2. Contingent Liabilities; and proceedings in administrative litigation regarding the discussion of the difference in income tax criteria according to the applicable tax law for COP 14,002.
(2)	The balance corresponds mainly to financial guarantees in Bancolombia S.A.
(3)	Onerous contracts corresponds to Renting Colombia S.A.S.

The following table shows the changes in the provision for financial guarantees and loan commitments during period at December 31, 2023 and 2022 with the expected credit loss model:

	Stage 1	Stage 2	Stage 3	TOTAL
Balance at January 1, 2023	140,574	82,615	58,717	281,906
Transfers	34,443	(23,490)	(10,953)	-
Transfer to stage 1	33,530	(24,858)	(8,672)	-
Transfer to stage 2	2,384	4,992	(7,376)	-
Transfer to stage 3	(1,471)	(3,624)	5,095	-
Provisions recognized during the period	56,254	11,515	9,928	77,697
Provisions reversed during the period	(60,779)	(20,306)	(6,357)	(87,442)
Translation adjustment	(12,155)	(5,276)	(111)	(17,542)
Balance at December 31, 2023	158,337	45,058	51,224	254,619

	Stage1	Stage2	Stage3	TOTAL
Balance at January 1, 2022	104,204	59,825	71,737	235,766
Transfers	24,198	1,873	(26,071)	-
Transfer to stage 1	25,578	(17,581)	(7,997)	-
Transfer to stage 2	119	21,547	(21,666)	-
Transfer to stage 3	(1,499)	(2,093)	3,592	-
Provisions recognized during the period	60,707	22,636	8,149	91,492
Provisions reversed during the period	(55,730)	(6,559)	4,808	(57,481)
Translation adjustment	7,195	4,840	94	12,129
Balance at December 31, 2022	140,574	82,615	58,717	281,906

Judicial proceedings

Judicial provisions refer to pending legal proceedings on employment matters, ordinary lawsuits, class actions suits, civil actions within criminal prosecutions and executive proceedings against the Bank. In the opinion of management, after receiving pertinent legal advice, the payments estimated to be made in connection with these proceedings will not generate significant losses in addition to the provisions recognized as of December 31, 2023 and 2022. In addition, the Bank does not expect to obtain any reimbursement from judicial proceedings raised against it and, therefore, has not recognized any assets for that purpose, see Note 21.2 Contingent liabilities.

Onerous contracts

For the Bank, an onerous contract is a contract in which the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it.

Financial guarantees

As of December 31, 2023

Maturity	Financial Guarantees
In millions of COP
Guarantees under 1 month	826,699
Guarantees greater than 1 month and up to 3 months	3,778,824
Guarantees greater than 3 months and up to 1 years	5,609,521
Guarantees greater than 1 year and up to 3 years(1)	1,489,899
Guarantees greater than 3 years and up to 5 years	450,875
Guarantees greater than 5 years	535,380
Total	12,691,198
(1)	The decrease with respect to the previous year is mainly due to the cancellation of operations with the following economic sectors: energy, private, among others.

As of December 31, 2022

Maturity	Financial Guarantees
In millions of COP
Guarantees under 1 month	757,658
Guarantees greater than 1 month and up to 3 months	1,286,137
Guarantees greater than 3 months and up to 1 years	5,695,172
Guarantees greater than 1 year and up to 3 years	3,660,806
Guarantees greater than 3 years and up to 5 years	134,611
Guarantees greater than 5 years	90,530
Total	11,624,914

The total amount outstanding is the maximum potential payments which represent a “worse-case scenario”, and does not reflect expected results.

Loan commitments

As of December 31, 2023

Maturity	Loan commitments
In millions of COP
Commitments under 1 month	687,405
Commitments greater than 1 month and up to 3 months	11,373
Commitments greater than 3 months and up to 1 years	4,205,833
Commitments greater than 1 year and up to 3 years	2,269,280
Commitments greater than 3 years and up to 5 years	3,411,570
Commitments greater than 5 years	648,153
Total	11,233,614

As of December 31, 2022

Maturity	Loan commitments
In millions of COP
Commitments under 1 month	745,606
Commitments greater than 1 month and up to 3 months	1,028,896
Commitments greater than 3 months and up to 1 years	1,271,666
Commitments greater than 1 year and up to 3 years	5,308,195
Commitments greater than 3 years and up to 5 years	6,683,599
Commitments greater than 5 years	827,797
Total	15,865,759

21.2. Contingent liabilities

Contingencies due to judicial or administrative proceedings/litigations in which Bancolombia and the entities with which financial statements are consolidated as of December 31, 2023, and that represent a contingency superior to USD 6,585 are listed as follows.

Some of the proceedings in which the claims are inferior and that were revelated in prior periods will be kept to provide information about its evolution.

BANCOLOMBIA S.A.

Neos Group S.A.S. (in reorganization) and Inversiones Davanic S.A.S.

On November 3, 2022, Bancolombia was informed of a lawsuit in which the plaintiff contends that a loan agreement is in place between the parties, rather than a lease. The plaintiffs also requested that the purchase and sale agreement be rescinded on the basis that the price of the property was lower than its fair price.

The plaintiffs seek COP 65,000. The likelihood of recovering this amount is considered to be remote because the parties always intended to celebrate a lease and not a different type of contract. On December 7, 2022, Bancolombia issued an answer to the lawsuit. As of December 31, 2023, the proceeding is pending a response to the lawsuit from the other defendant. Bancolombia has not recorded a provision for this matter.

Constitutional Public Interest Action - Carlos Julio Aguilar and other

In this proceeding, a constitutional public interest action was filed, in which the plaintiffs allege that due to the restructuring of Departamento del Valle´s financial obligations and its Performance Plan, the collective rights of the public administration and the public funds of the Departamento del Valle were breached. According to the Bank's defense arguments, the agreement was made in accordance with the law.

As of December 31, 2023, the procedure is pending a first instance judgment. The contingency is deemed to be possible. Bancolombia has not recorded a provision for this matter.

Contraloría Departamental de Cundinamarca v. GEHS, Bancolombia and other natural persons

The development of the Water Treatment Plant PTAR Chía I Delicias Sur from Municipio de Chía, Colombia, was outlined in a lease agreement signed on September 28, 2015. The price agreed was COP 19,000. The object of the agreement was the financing of the Project, as well as the optimization, design, and construction of the Water Treatment Plant PTAR Chía I Delicias Sur.

As of December 31, 2018, Bancolombia had anticipated certain payments to the Supplier of the Project. The Municipio de Chía´s Mayor Office, has claimed that irregularities have been found during the execution of the Project. Because of these allegations, the Contraloría de Cundinamarca began a proceeding of Fiscal Responsibility against GEHS Global Environment and Health Solutions de Colombia (Supplier), Guillermo Varela Romero, Rafael Antonio Ballesteros Gómez, Luís Alejandro Prieto González (Municipio de Chía´s former Mayor and employees of the municipal administration), and Bancolombia S.A., on the basis of the alleged loss.

Bancolombia has alleged in its defense, among other arguments, that the Bank fully complied with its contractual obligations and that it is not responsible for the loss of the Municipality's resources.

On November 3, 2023, the Contraloría de Cundinamarca at first instance held responsible five individuals, including Bancolombia, for an amount of COP 7,649. Bancolombia filed a motion for reconsideration, and alternatively, an appeal against the decision. These proceedings are pending resolution.

As of December 31, 2023, taking into account these recent developments and further analysis, Bancolombia considers the contingency as possible, therefore has established a provision of COP 7,149. This amount corresponds to the judgment amount, deducting the value to be assumed by the insurance companies involved in the proceeding.

Remediation Plan for Santa Elena´s property

In 1987, Bancolombia (formerly Bank of Colombia) received a property located in Municipio de Cartagena, Colombia from the National Federation of Algodoneros. After the settlement was signed, soil contamination from pesticides and herbicides was found on the property. Bancolombia initiated a civil responsibility judicial procedure against the Federation alleging environmental contamination. On November 13, 2015, the final judgment was issued, and it was decided that the National Federation of Algodoneros was liable for environmental damages and that Bancolombia was not.

Despite not being liable for environmental damages, Bancolombia is subject to decontamination requirements with respect to the property. Bancolombia has carried out over the years various activities aimed at containing the environmental impact, as well as the social management of the communities neighboring the lot. These activities include, among others, the confinement of contaminating material, installation of monitoring wells, and execution of plans to reduce contamination levels.

Currently, these plans have the approval of the Autoridad Nacional de Licencias Ambientales de Colombia (ANLA) and their execution is divided into 3 stages: Stage 1, Stage 2 and Stage 3. Bancolombia appealed the administrative act issued by the ANLA on the basis of technical issues for the execution of Stage 3, and it is pending resolution.

As of December 31, 2023, Bancolombia is progressing in the activities outlined in the plans to reduce contamination levels approved by ANLA, which include the monitoring of soils and waters in the area (Stage 1), monitoring of floors and walls in the warehouses (Stage 2), social management plan with the communities in the influence area of the remediation plan, emergency plan, hazardous waste management plan and biotic environment protection plan.

It is expected to complete the execution of the plans within 36 months, this timeframe may be adjusted based on new analyses or requirements from the authorities. As of December 31, 2023, Bancolombia has established a provision of COP 74,770 for the accomplishment of the remaining activities.

Fredy Alberto Lara Borja

On December 13, 2023, Bancolombia was notified of a lawsuit filed by a former employee of the liquidated company Aluminio Reynolds Santo Domingo S.A, seeking the absolute nullity of the purchase agreement between Leasing Bancolombia and Bancolombia S.A. for two properties signed in 2011. Leasing Bancolombia acquired those properties through a purchase agreement with the company Armarcas E.U, which had received them as a payment from Sociedad Aluminio Reynolds Santo Domingo S.A. The plaintiff requested that the properties be returned to Aluminios Reynolds Santo Domingo´s estate so they can be used as payment of the labor liabilities of the company. The value of the claim is COP 103,943.

Bancolombia filed an appeal against the court´s order admitting the lawsuit arguing, among other reasons, non-compliance of legal requirements and lack of jurisdiction. As of December 31, 2023, it is pending resolution. The contingency is deemed to be remote. Bancolombia has not recorded a provision for this matter.

FIDUCIARIA BANCOLOMBIA

Quinta Sur S.A.S.

In March 2022, Fiduciaria Bancolombia was notified of a lawsuit filed by Quinta Sur S.A.S. (in liquidation). According to the lawsuit, Quinta Sur seeks to be indemnified for damages as a result of the failure to transfer the resources to the plaintiff for the beginning of a housing construction project, under the terms agreed in the trust agreement.

Fiduciaria Bancolombia alleges that it has complied with the law and the contract, arguing that the property on which the housing project was to be constructed did not fulfill the contractual requirements. The plaintiff seeks COP 128,000.

On August 24, 2023, a favorable judgment was issued for Fiduciaria Bancolombia. As of December 31, 2023, the proceeding is pending the resolution of the appeal filed by the plaintiff. The contingency is deemed to be possible. Fiduciaria Bancolombia has not recorded provision for this matter.

BANISTMO

Constructora Tymsa S.A.

In October 2021, Banistmo and Banistmo Investment were notified of a lawsuit in which the plaintiff alleged fraudulent acts involving the sale of the plaintiff´s property. Constructora Tymsa alleges that the signatures and fingerprints in the public instrument of purchase, sale and in the mortgage in favor of Banistmo are false.

The plaintiff seeks USD 10,000, in addition to interests, costs and expenses. Banistmo and Banistmo Investment allege they are not liable for any intentional or negligent conduct in relation to the alleged fraudulent sale of the property. As of December 31, 2023, the proceeding is pending resolution of three incidents, including the lack of jurisdiction incident filed by the bank. The contingency is deemed to be possible. Banistmo has not recorded a provision for this matter.

Five Star Production Inc., Global Men Health Foundation, Ingrid Perscky and Others

In April 2022, Banistmo was notified of a lawsuit filed by Five Star Production Inc., Global Men Health Foundation, Ingrid Perscky and others for USD 5,000.

The lawsuit was filed on the basis of a dispute between Ingrid Perscky and Jose Barbero (who used to be husband and wife) for the distribution of their assets. In 2017, Ms. Perscky, who had an authorized signature, ordered the cancelation of a fixed term deposit from Five Star and instructed that those funds be transferred to 3 accounts that belonged to persons related to her (for example, her children). Mr. Barbero contacted Banistmo and tried to reverse the instructions, however as it was not possible, Mr. Barbero filed criminal complaints against Ms. Perscky.

Banistmo has complied with banking law and has handled the information´s confidentiality according to the law and the contract. The plaintiffs seek compensation for material and moral damages, alleging that Banistmo breached confidentiality and banking secret in detriment of the plaintiffs.

As of December 31, 2023, the evidentiary stage is pending. The contingency is deemed to be remote. Banistmo has not recorded a provision for this matter.

Deniss Rafael Pérez Perozo, Carlos Pérez Leal and others

Promotora Terramar (client of Banistmo, formerly HSBC Panamá) was paid USD 299, through Visa gift cards issued by a foreign bank. This payment was received as a partial payment of 2 apartments located in Panamá City.

The Credit Card Securities and Fraud Prevention department of the HSBC bank detected an irregular activity by Promotora Terramar on June 3, 2008, when a monitoring alert was activated due to the high number of cards with the same BIN and bank. Therefore, pursuant to the Business Establishments Affiliate Agreement, HSBC held funds from Promotora Terramar´s accounts. Nevertheless, after further investigations the money was refunded.

On October 2013, the plaintiffs filed a claim for compensation of the material and moral damages caused, which according to their valuation, amounts to USD 5,252,000. Banistmo alleges it has complied with the contractual terms outlined in the Affiliate Agreement and the statute of limitations deadline has lapsed, among other defenses.

As of December 31, 2023, commencement of the evidentiary stage is pending. The contingency is deemed to be remote. Banistmo has not recorded a provision for this matter.

DD&C, Carlos Pérez Leal and Others

In October 2022, Banistmo received a communication announcing the filing of a legal action in the Tribunal of First Instance of Kaloum in the Republic of Guinea. This action was initiated by Inversiones DD&C, Carlos Perez Leal and other natural persons against the Central Bank of the Republic of Guinea (“BCRG”) and five international banks, including Banistmo.  The action seeks compensation for damages derived from alleged fraud involving six international transfers for a total USD 1,900 that Inversiones DD&C, who was a client of Banistmo at the time, ordered to be made to a bank account at the BCRG.

The parties who initiated the action are seeking USD 28,100 in “dommages matériels” (which are damages for alleged economic loss), as well as additional amounts in “dommages moraux” (which are damages for alleged non-economic loss, including alleged psychological suffering and moral anguish).

On May 22, 2023, a favorable first instance judgment was issued for Banistmo. The plaintiff filed an appeal against the decision. As of December 31, 2023, the proceeding is pending the scheduling of a date to conclude the appeal hearing.

The contingency is deemed to be remote. Banistmo has not recorded a provision for this matter.

BANCO AGRÍCOLA

Dirección General de Impuestos Internos of El Salvador

The authority on taxes of El Salvador (DGII), in accordance with the resolution of October 2018, determined that Banco Agrícola failed to pay and declare income taxes related to fiscal year 2014 for a total of USD 11,116 and related penalties.

In 2021, the appeal presented by Banco Agrícola was decided. The Tribunal de Apelaciones de los Impuestos Internos y Aduanas (TAII) modified the Resolution issued by DGII, adjusted the rental tax to USD 6,341 and revoked the sanction.

Banco Agrícola filed a lawsuit before the Contentious Administrative Tribunal seeking to overrule DGII´s and TAII´s previous decisions in relation to the tax’s payment. As of December 31, 2023, the initial hearing date is pending.

The contingency is deemed to be remote. Banco Agrícola has not recorded a provision for this matter.

ARRENDADORA FINANCIERA S.A.

Cordal filed a lawsuit against Arrendadora Financiera, seeking compensation for USD 6,454. According to the lawsuit, Cordal was the owner of a current account in Arrendadora Financiera (formerly Banco Capital S.A.) and it alleged that it´s funds were irregularly transferred to third parties. Arrendadora Financiera alleges Cordal´s account was liquidated before the acquisition of Banco Capital S.A. and, therefore, no funds were transferred.

As of December 31, 2023, the proceeding is at the evidentiary stage. The contingency is deemed to be remote. Arrendadora Financiera has not recorded a provision for this matter. A former employee of the plaintiff was convicted of aggravated theft in connection with the facts of this lawsuit.

BANCO AGROMERCANTIL

Bapa Holdings Corp.

On September 20, 2022, a lawsuit against Banco Agromercantil was filed by Bapa Holdings Corp. The plaintiff alleges it invested USD 7,000 through a participation agreement with North Shore Development Company (NDSC) for the development of a housing project that was going to be built in a property, which was security for a loan given by Banco Agromercantil to NDSC, located in Roatan Island, Honduras. Bapa claims BAM caused damages due to its failure to provide information about NDSC´s financial situation and going through with the sale of the credit.

On October 24, 2022, BAM responded to the claim and filed exceptions alleging that it has no commercial relationship with Bapa, and the statute of limitations deadline expired. As of December 31, 2023, the court is pending a ruling on the exceptions to the lawsuit.

The contingency is deemed to be remote. Banco Agromercantil has not recorded a provision for this matter.

Superintendencia de Administración Tributaria (SAT)

The Superintendencia de Administración Tributaria (SAT) de Guatemala ordered a tax adjustment in the fiscal year 2014 of Banco Agromercantil´s rental tax declaration, duly paid by BAM, for a value of USD 13,583 (including tax and sanction). Banco Agromercantil initiated legal proceedings against the decision adopted by de SAT, pleading that the tax discounts applied by the Bank were appropriate.

As a result of the agreement with SAT, BAM made a payment of USD 770 for taxes and penalties. As of December 31, 2023, the suspension of the case is still pending.